Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	General Partner	Common Unitholders
Balance at Dec. 31, 2014	$ 749,098	$ 5,023	$ 744,075
Balance, Units at Dec. 31, 2014		1,578,763	77,359,163
Cash distribution paid	(76,193)	$ (2,668)	$ (73,525)
Proceeds from issuance of common units, net of offering costs(see note 9)	72,090		$ 72,090
Proceeds from issuance of common units, net of offering costs, Units (see note 9)			5,720,547
Proceeds from issuance of general partners units (see note 9)	1,528	$ 1,528
Proceeds from issuance of general partners units, Units (see note 9)		116,746
Net (loss)/ income	22,234	$ 1,590	$ 20,644
Balance at Jun. 30, 2015	768,757	$ 5,473	$ 763,284
Balance, Units at Jun. 30, 2015		1,695,509	83,079,710
Balance at Dec. 31, 2015	732,215	$ 4,169	$ 728,046
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710
Net (loss)/ income	(16,598)	$ (332)	$ (16,266)
Balance at Jun. 30, 2016	$ 715,617	$ 3,837	$ 711,780
Balance, Units at Jun. 30, 2016		1,695,509	83,079,710